RELATED PARTY TRANSACTIONS - Balances with Major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Total	$ 99,056	¥ 646,341	¥ 308,682
Due to Related Parties, Current [Abstract]
Total	$ 8,110	52,918	82,800
JD Group
Current assets:
Total		562,194	236,196
Due to Related Parties, Current [Abstract]
Total		26,545	19,350
Walmart group
Current assets:
Total		84,147	72,486
Due to Related Parties, Current [Abstract]
Total		¥ 26,373	¥ 63,450